Discontinued Operations (Details Textual)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	26 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2014 Dolphin Australia [Member] AUD	Dec. 31, 2013 Dolphin Australia [Member] USD ($)	Jun. 30, 2014 Dolphin Australia [Member] USD ($)	Sep. 30, 2011 Dreamworld Casino [Member]	Jun. 30, 2014 Dreamworld Casino [Member] USD ($)	Jun. 20, 2014 Dreamworld Casino [Member]	Dec. 31, 2013 Dreamworld Leisure Limited [Member] USD ($)	Jun. 30, 2014 Dreamworld Leisure Limited [Member] USD ($)
Discontinued Operations [Line Items]
Purchase Price For Share Sale Agreement				350,000	$ 350,000
Net Of Sub lease Income	350,000	350,000
Employee Severance Liability Assumed		750,000				750,000
Discontinued Operation Amount Due	1,100,000	1,100,000
Operating Leases, Rent Expense		362,000	702,000					5,000
Profit Sharing Percentage								20.00%
Lease Initial Expiration Term							20 years
Equity Method Investment, Ownership Percentage									100.00%
Disposal Group, Including Discontinued Operation, Consideration										500,000	500,000
Disposal Group including Discontinued Operation initial Consideration Received										100,000	100,000
Disposal Group Including Discontinued Operation Remaining Consideration Monthly Installment Amount										25,000	25,000
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down										$ 2,500,000